Derivatives (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives in ASC 815 Cash Flow Hedging Relationships
	The Effect of Derivative Instruments for the years ended December 31, 2013, 2014 and 2015

	Derivatives in ASC 815 Cash Flow Hedging Relationships

	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)			Location of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)	Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2013	2014	2015		2013	2014	2015
Interest rate swaps	27,964	(12,988)	(20,418)	Gain on derivative instruments, net	254	645	(60)
Reclassification to Interest and finance costs	42,922	35,790	31,800		-	-	-
Total	70,886	22,802	11,382		254	645	(60)

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815
Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2013	2014	2015
Non hedging interest rate swaps	Gain on derivative instruments, net	6,459	5,833	15,555
Ineffective portion of hedging interest rate swaps	Gain on derivative instruments, net	254	645	(60)
Forward contracts	Gain on derivative instruments, net	(165)	(1,009)	1,361
Total		6,548	5,469	16,856